INCOME TAXES - Schedule of Components of Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Income Taxes [Abstract]
Current income tax	$ (8)	$ 42	$ 30	$ 92
Deferred income tax	(54)	104	(4)	(6)
Income tax expense (benefit)	$ (62)	$ 146	$ 26	$ 86